Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 2,230,787	$ 3,584,937
Assets Non-Current	57,480,749	37,020,922
Liabilities Current	7,593,354	11,647,943
Liabilities Non-current	45,391,794	72,386,037
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	21,188
Assets Non-Current	2,629,290	432,151
Liabilities Current		6,532,657
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	21,188
Assets Non-Current	2,629,290	432,151
Liabilities Current		6,532,657
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	2,209,599	3,584,937
Assets Non-Current	54,851,459	36,588,771
Liabilities Current	7,593,354	5,115,286
Liabilities Non-current	45,391,794	72,386,037
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	2,209,599	3,584,937
Assets Non-Current	54,851,459	36,588,771
Liabilities Current	7,593,354	5,115,286
Liabilities Non-current	$ 45,391,794	$ 72,386,037